Accounts Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Accounts Receivable

The following table sets forth the composition of the Company’s accounts receivable at June 30, 2011 and December 31, 2010:

	June 30, 2011	Dec. 31, 2010
	(unaudited)
Accounts receivable	$284,366	$144,032
Less: Allowance for doubtful accounts	(14,618)	(4,213)
Accounts receivable, net	$269,748	$139,819

Bad debt expense for six month periods ended June 30, 2011 and 2010 was $11,781and $20,180 respectively.

The following table sets forth the composition of the Company’s accounts receivable at December 31, 2010 and 2009:

	2010	2009

Accounts Receivable	$144,032	$21,161
Less: Allowance for doubtful accounts	(4,213)	(3,737)
Accounts Receivable, net	$139,819	$17,424

Bad debt expense for the years ended December 31, 2010 and 2009 was $36,969 and $6,523, respectively.

During 2009, one customer accounted for approximately 15.6% of the Company’s sales.  In 2010, two different customers, accounted for approximately 14.7% and 11.5% of sales, respectively, neither of which accounted for more than 10% of the Company's sales in 2009.